Net income per ordinary share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Net income per ordinary share	Net income per ordinary share
Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	79,245,448	82,738,765	79,899,091	82,658,984
Effect of dilutive share options and other awards outstanding under share based compensation programs	301,996	622,076	336,809	601,160
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	79,547,444	83,360,841	80,235,900	83,260,144

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Net income per Ordinary Share:
Basic	$2.31	$1.78	$4.22	$4.04
Diluted	$2.30	$1.76	$4.20	$4.02